Current and deferred income tax liability (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current And Deferred Income Tax Liability [Abstract]
Income (loss) before income taxes	$ 21,945	$ 52,180
Expected Tax Rate @ 26.50% (2018 - 26.50%)	5,776	13,828
Effect of Tax Rate Differences	567	1,672
Stock Based Compensation Costs	291	395
Other non-deductible expenses	616	84
Unrealized foreign exchange income	412	347
Inflation adjustment for Mexico tax purposes	(224)	(321)
Expired losses	720	381
Change in benefit of other temporary differences not recognized	1,925	572
Foreign exchange and Other	(1,391)	2,555
Mining Royalties	3,836	6,827
Income tax expense	$ 12,528	$ 26,340